                                STI CLASSIC FUNDS

                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
                              ULTRA-SHORT BOND FUND

      STI CLASSIC BOND AND MONEY MARKET FUNDS I SHARES (FORMERLY T SHARES)
           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                          SUPPLEMENT DATED JUNE 9, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

On April 1, 2005, the U.S. Government Securities Ultra-Short Bond Fund and the Ultra-Short Bond Fund declared a 4.974874:1 and a 5:1 reverse stock split, respectively. The financial highlights prepared as of March 31, 2005 should have reflected the retroactive impact of these reverse stock splits for the periods ended March 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002. The March 31,
2005 financial highlights have been restated to properly reflect the effects of the reverse stock splits on a retroactive basis.

The financial highlights for the U.S. Government Securities Ultra-Short Bond Fund and the Ultra-Short Bond Fund below replace the financial highlights appearing in the prospectus.

STI CLASSIC FUNDS SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED

---------------------------------------------------------------------------------------------------------------
                                        Net
                                     Realized
                                        and
                                    Unrealized                            Distributions                 Net
            Net Asset                  Gains                  Dividends       from          Total      Asset
              Value,       Net       (Losses)      Total       from Net     Realized      Dividends    Value,
            Beginning   Investment      on         From       Investment    Capital          and       End of
            of Period     Income    Investments  Operations     Income       Gains      Distributions  Period
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND(1)
---------------------------------------------------------------------------------------------------------------
I Shares
---------------------------------------------------------------------------------------------------------------
Period       $ 9.95      $0.20       $(0.05)       $0.15        $(0.20)       $---         $(0.20)     $ 9.90
Ended
March 31,
2005+
---------------------------------------------------------------------------------------------------------------
Year          10.00       0.15(a)     (0.05)(a)    0.10          (0.15)       ---           (0.15)       9.95
Ended
May 31,
2004
---------------------------------------------------------------------------------------------------------------
Year           9.95       0.20         0.06         0.26         (0.20)       (0.01)        (0.21)      10.00
Ended
May 31,
2003
---------------------------------------------------------------------------------------------------------------
Period         9.95       0.05         ---          0.05         (0.05)       ---           (0.05)       9.95
Ended
May 31,
2002(p)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          Ratio of
                               Ratio of                   Expenses to
                                 Net        Ratio of     Average Net
                               Expenses       Net           Assets
                       Net       to        Investment    (Excluding
                      Assets,  Average     Income to      Waivers,
             Total    End of     Net        Average     Reimbursements   Portfolio
             Return   Period    Assets     Net Assets    and Expense     Turnover
              (2)     (000)       (3)         (3)        Offset) (3)       Rate
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND(1)
-----------------------------------------------------------------------------------
I Shares
-----------------------------------------------------------------------------------
Period        1.36%   $49,623    0.18%       2.02%          0.71%           42%
Ended
March 31,
2005+
-----------------------------------------------------------------------------------
Year          1.01     77,360    0.24        1.25           0.77           109
Ended
May 31,
2004
-----------------------------------------------------------------------------------
Year          2.80     95,277    0.23        1.76           0.76            87
Ended
May 31,
2003
-----------------------------------------------------------------------------------
Period        0.32     28,138    0.30        2.42           0.83            34
Ended
May 31,
2002(p)
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                        Net
                                     Realized
                                        and
                                    Unrealized                            Distributions                 Net
            Net Asset                  Gains                  Dividends       from          Total      Asset
              Value,       Net       (Losses)      Total       from Net     Realized      Dividends    Value,
            Beginning   Investment      on         From       Investment    Capital          and       End of
            of Period     Income    Investments  Operations     Income       Gains      Distributions  Period
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ULTRA-SHORT BOND FUND (1)
---------------------------------------------------------------------------------------------------------------
I Shares
---------------------------------------------------------------------------------------------------------------
Period      $10.05      $0.15       $(0.05)       $0.10        $(0.15)        $---         $(0.15)     $10.00
Ended
March 31,
2005+
---------------------------------------------------------------------------------------------------------------
Year         10.10       0.15(a)     (0.05)(a)     0.10         (0.15)         ---          (0.15)      10.05
Ended
May 31,
2004
---------------------------------------------------------------------------------------------------------------
Year         10.00       0.20         0.10         0.30         (0.20)         ---*         (0.20)      10.10
Ended
May 31,
2003
---------------------------------------------------------------------------------------------------------------
Period       10.00       0.05         ---          0.05         (0.05)         ---          (0.05)      10.00
Ended
May 31,
2002(q)
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                          Ratio of
                               Ratio of                   Expenses to
                                 Net        Ratio of     Average Net
                               Expenses       Net           Assets
                       Net       to        Investment    (Excluding
                      Assets,  Average     Income to      Waivers,
             Total    End of     Net        Average     Reimbursements   Portfolio
             Return   Period    Assets     Net Assets    and Expense     Turnover
              (2)     (000)       (3)         (3)        Offset) (3)       Rate
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
ULTRA-SHORT BOND FUND (1)
-----------------------------------------------------------------------------------
I Shares
-----------------------------------------------------------------------------------
Period        1.22%  $ 74,259    0.31%       1.89%          0.81%           44%
Ended
March 31,
2005+
-----------------------------------------------------------------------------------
Year          1.01    112,453    0.31        1.50           0.86            83
Ended
May 31,
2004
-----------------------------------------------------------------------------------
Year          3.16    146,590    0.31        1.84           0.86            56
Ended
May 31,
2003
-----------------------------------------------------------------------------------
Period        0.30     33,730    0.36        2.44           0.91            30
Ended
May 31,
2002(q)
-----------------------------------------------------------------------------------

*    Amount less than $0.005.

(1) Financial Highlights per share amounts for the U.S. Government Securities Ultra-Short Bond Fund and the Ultra-Short Bond Fund have been restated for a 4.974874:1 reverse stock split and 5:1 reverse stock split, respectively, which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004, May 31, 2003 and May 31, 2002.

(2) Total return excludes sales charge. Not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(a)  Per share data was calculated using the average shares method.

(p)  Commenced operations on April 11, 2002.

(q)  Commenced operations on April 15, 2002.

+ Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Change to Net Realized and         Change to Ratio of Net
                                   Change to Net Investment                  Unrealized Gaines              Investment Income to
                                      Income Per Share                      (Losses) Per Share                Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 $0.05                                 $(0.05)                             0.24%
Ultra-Short Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SP-IRS/IBMM 606